Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2020
Deferred tax assets and liabilities
Deferred tax assets and liabilities

18.   Deferred tax assets and liabilities

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities at 31 December 2020 and 2019 are attributable to the following:

	Assets		Liabilities		Net
	2020	2019	2020	2019	2020	2019
Property, plant and equipment and intangible assets	123,871	145,242	(2,117,594)	(1,915,567)	(1,993,723)	(1,770,325)
Investment	—	32,926	—	—	—	32,926
Derivative instruments	27,177	24,303	(407,740)	(349,797)	(380,563)	(325,494)
Reserve for employee termination benefits and provisions	258,675	167,589	(1,362)	(36,289)	257,313	131,300
Trade and other payables	26,511	81,558	(149,827)	(14,823)	(123,316)	66,735
Tax losses carried forward	1,101,043	258,040	(3,254)	—	1,097,789	258,040
Tax allowances	5,158	59,176	—	—	5,158	59,176
Other assets and liabilities (*)	638,991	586,769	(2,872)	(15,415)	636,119	571,354
Deferred tax assets/(liabilities)	2,181,426	1,355,603	(2,682,649)	(2,331,891)	(501,223)	(976,288)
Offsetting	(1,344,818)	(1,166,261)	1,344,818	1,166,261	—	—
Net deferred tax assets/(liabilities)	836,608	189,342	(1,337,831)	(1,165,630)	(501,223)	(976,288)

(*)   Mainly comprises of loans, bonds, prepaid expenses and lease liabilities deferred tax assets.

Movement in deferred tax assets/ (liabilities) for the years ended 31 December 2020 and 2019 were as follows:

	2020	2019
Opening balance	(976,288)	(709,628)
Income statement charge	337,495	(215,121)
Tax charge relating to components of other comprehensive income	173,113	(48,723)
Exchange differences	(35,543)	(2,816)
Closing balance, net	(501,223)	(976,288)

The Group did not recognize deferred income tax assets of TL 551,847 (31 December 2019: TL 1,199,670) in respect of tax losses amounting to TL 2,986,951 (31 December 2019: TL 6,588,723) that can be carried forward against future taxable income. The unused tax losses were incurred mainly by Belarusian Telecom that are not likely to generate taxable income in the foreseeable future.

Unused tax losses will expire at the following dates:

Expiration Date	Amount
2021	212,836
2022	136,298
2023	201,770
2024	345,681
2025	1,196,884
2026	45,470
2027	571,210
2028	188,354
Indefinite	88,448
Total	2,986,951